SCHEDULE OF PLEDGE INFORMATION (Details) (Parenthetical) - JPY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Restricted cash	¥ 151,503	¥ 51,503